Note 17 - Other Revenues	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Other Revenues [Text Block]
17—OTHER
REVENUES

Other revenues consist of the following:

	2016	2015	2014
Licenses and others	32	35	533
Total	32	35	533

In
2016,
2015
and
2014,
other revenues mainly consist of sales of a license to Theraclion.